Loans and borrowings (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in cash flow from financing activities
Proceeds from loans and borrowings	R$ 527,507	R$ 740,596	R$ 144,269
Issuance of common shares at initial public offering	0	915,947	0
Transaction cost of offering	0	(55,874)	0
Share-based plan contributions	0	1,282	0
Settlement of derivatives	390	0	0
Interest on equity paid	0	(6,288)	(4,276)
Dividends paid (note 22)	0	(126,045)	(30,977)
Net cash from financing activities	100,663	1,376,766	5,409
Other changes - liabilities
Interest expenses	73,837	29,729	10,304
Aggregated liabilities arising from financing activities
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	1,922,639	280,530	142,179
Changes in cash flow from financing activities
Proceeds from loans and borrowings	527,507	740,596	144,269
Loans, borrowings and lease liabilities payments	(377,564)	(92,852)	(103,607)
Issuance of common shares at initial public offering		915,947
Transaction cost of offering		(66,876)
Share-based plan contributions	12,668	1,282
Settlement of derivatives	390
Interest on equity paid		(6,288)	(4,276)
Dividends paid (note 22)		(126,045)	(30,977)
Net cash from financing activities	163,001	1,365,764	5,409
Exchange rate changes	(982)	2,655	8,967
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)	51,005	6,139
New leases	15,074	15,504	16,715
Remeasurement		1,351
Interest expenses	72,021	29,735	10,304
Interest paid	(76,265)	(17,902)	(8,903)
Other borrowing/lease costs	(31,657)	22,048	2,508
Early lease termination	(12,697)	(1,135)	(11,037)
Total other changes - liabilities	17,481	55,740	9,587
Total other changes - equity	336,554	217,950	114,388
Ending balance	2,439,083	1,922,639	280,530
Loans and borrowings
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	788,709	89,230	27,849
Changes in cash flow from financing activities
Proceeds from loans and borrowings	527,507	740,596	144,269
Loans, borrowings and lease liabilities payments	(350,571)	(75,196)	(88,107)
Issuance of common shares at initial public offering		0
Transaction cost of offering		0
Share-based plan contributions	0	0
Settlement of derivatives	390
Interest on equity paid		0	0
Dividends paid (note 22)		0	0
Net cash from financing activities	177,326	665,400	56,162
Exchange rate changes	1,707	601	1,310
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)	39,970	0
New leases	0	0	0
Remeasurement		0
Interest expenses	68,198	23,366	5,281
Interest paid	(70,096)	(12,149)	(3,880)
Other borrowing/lease costs	(31,193)	22,261	2,508
Early lease termination	0	0	0
Total other changes - liabilities	6,879	33,478	3,909
Total other changes - equity	0	0	0
Ending balance	974,621	788,709	89,230
Leases (note 15.b)
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	81,888	75,228	77,393
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Loans, borrowings and lease liabilities payments	(26,993)	(17,656)	(15,500)
Issuance of common shares at initial public offering		0
Transaction cost of offering		0
Share-based plan contributions	0	0
Settlement of derivatives	0
Interest on equity paid		0	0
Dividends paid (note 22)		0	0
Net cash from financing activities	(26,993)	(17,656)	(15,500)
Exchange rate changes	(2,689)	2,054	7,657
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)	11,035	6,139
New leases	15,074	15,504	16,715
Remeasurement		1,351
Interest expenses	3,823	6,369	5,023
Interest paid	(6,169)	(5,753)	(5,023)
Other borrowing/lease costs	(464)	(213)	0
Early lease termination	(12,697)	(1,135)	(11,037)
Total other changes - liabilities	10,602	22,262	5,678
Total other changes - equity	0	0	0
Ending balance	62,808	81,888	75,228
Share premium and Reserves
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	1,052,042	116,072
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0
Loans, borrowings and lease liabilities payments	0	0
Issuance of common shares at initial public offering		915,947
Transaction cost of offering		(66,876)
Share-based plan contributions	12,668	1,282
Settlement of derivatives	0
Interest on equity paid		(6,288)
Dividends paid (note 22)		(126,045)
Net cash from financing activities	12,668	718,020
Exchange rate changes	0	0
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)	0	0
New leases	0	0
Remeasurement		0
Interest expenses	0	0
Interest paid	0	0
Other borrowing/lease costs	0	0
Early lease termination	0	0
Total other changes - liabilities	0	0
Total other changes - equity	336,554	217,950
Ending balance	R$ 1,401,264	1,052,042	116,072
Net equity Reserves
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance		R$ 116,072	36,937
Changes in cash flow from financing activities
Proceeds from loans and borrowings			0
Loans, borrowings and lease liabilities payments			0
Interest on equity paid			(4,276)
Dividends paid (note 22)			(30,977)
Net cash from financing activities			(35,253)
Exchange rate changes			0
Other changes - liabilities
New leases			0
Interest expenses			0
Interest paid			0
Other borrowing/lease costs			0
Early lease termination			0
Total other changes - liabilities			0
Total other changes - equity			114,388
Ending balance			R$ 116,072